General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and Administrative Expenses [Abstract]
General and administrative expenses	General and administrative expenses

(in €‘000)	2023	2022	2021
Employee benefits expenses	42,796	65,089	105,025
Depreciation of property, plant and equipment	257	185	206
Depreciation of right-of-use assets	5,949	5,676	3,175
Amortization of intangible assets	723	577	97
IT costs	4,037	3,307	1,625
Housing and facility costs	764	490	337
Travelling costs	942	398	7
Legal, accounting and consulting fees	32,908	73,867	208,945
Insurance costs	4,276	7,164	397
Other costs	6,305	7,891	9,483
Share-based payment expenses - SPAC Transaction	—	158,714	—
Total	98,957	323,358	329,297
Employee benefits expenses include share-based payment expenses relating to the First and Second Special Fees Agreements, the management incentive plan and the long term incentive plan. For the year ended December 31, 2023, share-based payment expenses relating to the First Special Fees and Second Special Fees Agreements amount to € nil (2022: €21,188 thousand, 2021: €89,636 thousand) and €3,480 thousand (2022: €5,681 thousand, 2021: € nil), respectively, as certain directors of the Company are entitled to a percentage of the total benefits received by the external consulting firm as part of these agreements. Refer to Note 11.1 and Note 11.2 for details. Share-based payment expenses relating to the management incentive plan for the year ended December 31, 2023 amount to €6,242 thousand (2022: €14,361 thousand, 2021: € nil) as the Group has granted the options to acquire a percentage of the Company's issued share capital to key management personnel. Refer to Note 11.3 for details. Furthermore, employee benefit expenses for the year ended December 31, 2023 include share-based payment expenses relating to the long term incentive plan of €4,790 thousand (2022: € nil, 2021: € nil). Refer to Note 11.4 for details.
Legal, accounting and consulting fees for the year ended December 31, 2023 include share-based payment expenses relating to the First Special Fees Agreement of € nil (2022: €46,433 thousand, 2021: €202,201 thousand) and Second Special Fees Agreement of €6,607 thousand (2022: €11,712 thousand, 2021: € nil) as the Group has provided share-based payment awards to an external consulting firm. Refer to Note 11.1 and Note 11.2 for details.
Share-based payment expenses related to the SPAC Transaction for the year ended December 31, 2022 represent the difference between Spartan’s net assets at the Closing Date and the fair value of the Company’s shares exchanged in the transaction to Spartan. This difference is considered as an expense representing the costs of service in respect of the stock exchange listing for Spartan’s shares.
Refer to Note 10 for a breakdown of expenses by nature.